Research and Development Expenses (Tables)	9 Months Ended
Sep. 30, 2019
Research and Development Expenses
Summary of research and development expenses

	Nine Months Ended
	September 30,
	2019	2018
	(in US$’000)
Clinical trial related costs	62,370	57,952
Personnel compensation and related costs	33,570	26,832
Other research and development expenses	4,795	3,948
	100,735	88,732